Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Summary of company's financial instruments that were measured at fair value by level within the fair value hierarchy on a recurring basis
The following table sets forth the Company’s financial instruments that were measured at fair value by level within the fair value hierarchy on a recurring basis as of the dates indicated (in thousands):

			As of December 31, 2020
	Balance Sheet Location	Total	Level 1	Level 2	Level 3
Financial Assets:
Money market funds	Cash and cash equivalents	$6,413	$6,413	$—	$—
Embedded derivative	Long-term debt	5,680	—	—	5,680

Total financial assets		$12,093	$6,413	$—	$5,680

Financial Liability:
Convertible security	Deferred acquisition costs, current	$46,500	$—	$—	$46,500

			As of September 30, 2021
	Balance Sheet Location	Total	Level 1	Level 2	Level 3
Financial Assets:
Money market funds	Cash and cash equivalents	$820,594	$820,594	$—	$—
Marketable equity securities	Prepaid expenses and other current assets	5,165	5,165

Total financial assets		$825,759	$825,759	$—	$—

Financial Liability:
Convertible security	Deferred acquisition costs, current	$25,000	$25,000	$—	$—

The following table sets forth the Company’s financial instruments that were measured at fair value by level within the fair value hierarchy on a recurring basis as of the dates indicated (in thousands):

			As of December 31, 2019
	Balance Sheet Location	Total	Level 1	Level 2	Level 3
Financial Asset:
Money market funds	Cash and cash equivalents	$340,532	$340,532	$—	$—

Financial Liability:
Interest rate swap	Accrued liabilities	$5,336	$—	$5,336	$—

			As of December 31, 2020
	Balance Sheet Location	Total	Level 1	Level 2	Level 3
Financial Assets:
Money market funds	Cash and cash equivalents	$6,413	$6,413	$—	$—
Embedded derivative	Long-term debt	5,680	—	—	5,680

Total financial assets		$12,093	$6,413	$—	$5,680

Financial Liability:
Convertible security	Deferred acquisition costs, current	$46,500	$—	$—	$46,500

Summary of reconciliation of the Company's financial asset and liability measured at fair value
The following table presents a reconciliation of the Company’s financial asset and liability measured at fair value as of September 30, 2021 using significant unobservable inputs (Level 3), and the change in fair value (in thousands):

	Embedded Derivative	Convertible Security
Balance as of December 31, 2020	$5,680	$46,500
Addition related to the issuance of term loans in February 2021	5,630	—
Extinguishment of term loans in February 2021	(1,130)	—
Change in fair value recognized in earnings	7,640	3,500
Settlements	(17,820)	(25,000)
Transfers	—	(25,000)

Balance as of September 30, 2021	$—	$—

The following table presents a reconciliation of the Company’s financial asset and liability measured at fair value as of December 31, 2020 using significant unobservable inputs (Level 3), and the change in fair value (in thousands):

	Embedded Derivative	Convertible Security

Balance as of December 31, 2019	$—	$—
Initial fair value recognition	—	45,000
Change in fair value recognized in earnings	5,680	1,500

Balance as of December 31, 2020	$5,680	$46,500